Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Member]
Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties [Line Items]
Other payables	$ 387	$ 330